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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/97


Institutional Investment Manager:

PENNZOIL COMPANY
PENNZOIL PLACE
P.O. BOX 2967
HOUSTON                                           TX            77252-2967


I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct, and complete and I understand that all required items, statements, and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements, and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.


Name, Title and Telephone Number of Person Submitting Report:

    DAVID P. ALDERSON, II          GROUP VP-FINANCE & ACCOUNTIN (713) 546-4521


Signature, Place and Date of Signing:

/s/ DAVID P. ALDERSON, II          HOUSTON                      TX    10/08/97

























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Chevron Corporation            Common Stock     166751107  1493052 17948034 SH       Sole
REPORT SUMMARY                  1 DATA RECORDS             1493052            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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